Net Gains on Sale of Containers (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Property	Dec. 31, 2014 USD ($) Property	Dec. 31, 2013 USD ($) Property
Property, Plant, and Equipment Disclosure [Line Items]
Number of containers sold | Property	111,563	97,563	73,984
Gains on sales of containers, net | $	$ 3,454	$ 13,469	$ 27,340
Previously written down containers
Property, Plant, and Equipment Disclosure [Line Items]
Number of containers sold | Property	65,786	30,686	9,431
Gains on sales of containers, net | $	$ 2,336	$ 3,657	$ 2,954
Containers not written down
Property, Plant, and Equipment Disclosure [Line Items]
Number of containers sold | Property	45,777	66,877	64,553
Gains on sales of containers, net | $	$ 1,118	$ 9,812	$ 24,386